Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Federal Home Loan Bank Stock
Note 4. Federal Home Loan Bank Stock
(in thousands)
The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $3,083 and $2,253 at December 31, 2019 and December 31, 2018, respectively, and is included in other assets. The Company purchased stock in 2019 and 2018 at the par value of $100 per share.